Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Exeter Finance LLC (the “Company”)
Citigroup Global Markets Inc.
Deutsche Bank Securities Inc.
(together, the “Specified Parties”)

Re:	Exeter Automobile Receivables Trust 2021-4 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “EART Initial Pool 9302021 Cut Date KPMG.xlsx,” provided by the Company on October 5, 2021, containing information on 37,778 automobile loan contracts (the “Loans”) as of September 30, 2021 (the “Data File”), which we were informed are intended to be included as collateral in the offering by Exeter Automobile Receivables Trust 2021-4. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Source Documents” means the following information sources provided by the Company:

•	Sales Contract
•	OpenRoad Lending Assignment of Contract
•	Shaw Loan Operating System
•	Global Search Imaging System (“Global Search System”)
•	Customer Acquisition and Life Cycle Management System (“CALMS”)

The Source Documents were represented by the Company to be either the original Source Documents, a copy of the original Source Documents, and/or electronic records contained within the Company’s servicing systems. We make no representation regarding the validity or accuracy of these documents or the execution of the Sales Contract by the borrower.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Title Certificate” means a Certificate of Title, Application for Title, Title Holder’s Release Form, Confirmation of Security Interest, Notification of Lien Perfection, Notice of Security Interest, Title Application Receipt, Reassignment of Title, Lien Holder’s Release Form, Electronic Dealer, Rebuilder or Lessor's Report of Sale or Lease, Guarantee of Title, Lien Entry Form, Application for Vehicle Transaction(s) (VSD190), Application for Certificate of Ownership, Multi-Purpose Application, Application for Vehicle Transaction(s), Application for Dealer Assignment, Vehicle Application, Copy of Application for Registration, Vehicle Dealer Temporary Permit Certificate of Fact for Address Verification, Direct Lien Filing, and/or Notice of Lien Application provided by the Company.

•
The term “Titling Trust Owners Schedule” means electronic mail correspondence provided by the Company on October 21, 2021, containing titling company names and abbreviations that are acceptable variations of “Exeter Finance LLC.”

•	The term “Application for Financing” means the Credit Application, Credit Bureau Report, Truth-in Lending Disclosure Statement, and/or Agreement to Provide Insurance provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit B.

•	The term “Provided Information” means the Source Documents, Title Certificate, Titling Trust Owners Schedule, Application for Financing, and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We randomly selected a sample of 150 Loans from the Data File (the “Selected Loans”). A listing of the Selected Loans is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Loans we were instructed to randomly select from the Data File.

B.
For each Selected Loan, we compared the specified attributes listed below to the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes, utilizing the Instructions as applicable, constituted an exception. The Source Documents are listed in the order of priority.

Attribute	Source Document(s) / Instructions

Vehicle Identification Number (VIN)	Sales Contract, Shaw Loan Operating System

Origination Date	Sales Contract, Shaw Loan Operating System

Monthly P&I Payment	Sales Contract, Shaw Loan Operating System

Original Amount Financed	Sales Contract, Shaw Loan Operating System

Original Term to Maturity	Sales Contract, Shaw Loan Operating System

Annual Percentage Rate (APR)	Sales Contract, Shaw Loan Operating System

Model Type (New/Used)	Sales Contract, CALMS, OpenRoad Lending Assignment of Contract, and Instructions

Vehicle Model Year	Sales Contract, CALMS

Attribute	Source Document(s) / Instructions

Vehicle Make	Sales Contract, CALMS

Vehicle Model (excluding trim or engine type)	Sales Contract, CALMS

Borrower State (current)	Sales Contract, Shaw Loan Operating System

FICO Score	CALMS

Custom Score	CALMS

C.	For each Selected Loan, we read the Sales Contract and found that both the borrower’s address and seller’s address were located within the United States.

D.	For each Selected Loan, we were provided access to CALMS and the Global Search System and observed the existence of the following:

i)	the underwriting overview screen with a credit approval notation;

ii)	an electronic copy of the Title Certificate listing the Company or a titling company name from the Titling Trust Owners Schedule as the security interest holder of the vehicle; and,

iii)	an electronic copy of an Application for Financing. For the purpose this procedure, the Company informed us that the Application for Financing is not required to be dated.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Loan being securitized, (iii) the compliance of the originator of the Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Loans that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
October 28, 2021

Exhibit A

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
1	100089957	30	101278316	59	102488641
2	101026471	31	102687070	60	103760565
3	102967855	32	102287672	61	102427025
4	102560154	33	102498178	62	102779381
5	103681231	34	101938514	63	102466863
6	96038718	35	103781176	64	102169438
7	103566640	36	102328390	65	101831559
8	102198098	37	102790518	66	101959845
9	101476128	38	102159934	67	103886066
10	103177093	39	102876870	68	104036881
11	102808720	40	100877005	69	103079875
12	103962042	41	99966295	70	103821769
13	98627619	42	103622355	71	101268554
14	101887893	43	102000315	72	104186274
15	103761399	44	100777323	73	104241415
16	100776646	45	103987212	74	103396565
17	104247076	46	103958304	75	103646809
18	100789422	47	103608273	76	102757779
19	101916802	48	103011801	77	103622284
20	102156176	49	101226944	78	103546262
21	104191417	50	102719110	79	103640843
22	102326350	51	101297697	80	103629165
23	102088111	52	103359026	81	103067697
24	103668564	53	103627785	82	103528843
25	101496211	54	102970155	83	101866993
26	102780242	55	104339360	84	102266262
27	103228249	56	102738664	85	100087890
28	102226566	57	103269925	86	102398499
29	103457862	58	101807882	87	103260419

A-1

Selected Loan Number	Application Number	Selected Loan Number	Application Number	Selected Loan Number	Application Number
88	102900911	109	101746604	130	102666728
89	102718670	110	102497158	131	102589290
90	103627549	111	100318875	132	102646661
91	101288898	112	102562638	133	103759103
92	103268074	113	102087724	134	103610285
93	102398948	114	104017418	135	103426813
94	104210515	115	103557946	136	102758956
95	103578378	116	103348337	137	100910128
96	102178298	117	102420173	138	103197594
97	103848673	118	103401279	139	101081476
98	102069938	119	100537328	140	103198891
99	104119066	120	103610894	141	103869461
100	101906181	121	102756717	142	102378897
101	102076075	122	102749335	143	103248832
102	101906507	123	103119936	144	103396117
103	101188207	124	101158199	145	103657060
104	103648770	125	101976699	146	97207657
105	103848531	126	100678204	147	104138136
106	103948183	127	100481979	148	104008132
107	100579271	128	103298597	149	103770470
108	104090774	129	104157609	150	102929143

A-2

Exhibit B

Attribute	Instructions
Model Type (New/Used)	Compare the Model Type (New/Used) as follows (instructions are listed in order of priority):

	a)	Compare to the Model Type in the Sales Contract.

	b)	Compare to the Model Type in CALMS.

c)
If Exeter Finance is listed as the assignee on an OpenRoad Lending Assignment of Contract, which confirms the Selected Loan is a refinanced loan purchased from OpenRoad Lending, the Model Type is “Used”.

B-1